Revenue from Contracts with Customers - Additional Information (Detail) - Bottom of range [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
No Customer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%